Financial Information by Business Segment (Schedule of Operating Results and Assets) (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015		Sep. 30, 2014
Segment Reporting Information [Line Items]
Affiliate	[1]	$ 23,947	$ 68	$ 72,289		$ 237
Third-party	[1]	6,128	1,552	12,857		2,842
Total operating revenues	[1]	30,075	1,620	85,146		3,079
Operation and maintenance expense	[1]	4,421	1,605	10,028		3,420
General and administrative expense	[1],[2]	4,137	1,501	10,322		8,732
Incentive unit (income) expense	[1],[3]	(75)	5,987	1,048	[4]	11,791	[4]
Equity compensation expense	[1],[5]	1,105	273	3,316		406
Depreciation expense	[1]	4,417	1,150	10,454		2,612
Amortization of intangible assets	[1]	407	408	1,223	[4]	748	[4]
Other (income) expense	[1]	(347)	0	492		0
Total operating expenses	[1]	14,065	10,924	36,883		27,709
Operating income (loss)	[1]	16,010	(9,304)	48,263		(24,630)
Capital expenditures for segment assets		68,303	28,791	178,104		69,579
Gathering and Compression
Segment Reporting Information [Line Items]
Affiliate		15,578	68	44,745		237
Third-party		4,564	1,552	11,294		2,842
Total operating revenues		20,142	1,620	56,039		3,079
Operation and maintenance expense		1,727	1,495	3,985		2,863
General and administrative expense		2,828	1,115	7,344		7,791
Incentive unit (income) expense		0	5,878	0		10,526
Equity compensation expense		961	260	2,960		378
Depreciation expense		1,597	955	4,531		1,851
Amortization of intangible assets		407	408	1,223		748
Other (income) expense		(347)		492
Total operating expenses		7,173	10,111	20,535		24,157
Operating income (loss)		12,969	(8,491)	35,504		(21,078)
Capital expenditures for segment assets		44,544	23,005	91,451		62,944
Water Services
Segment Reporting Information [Line Items]
Affiliate		8,369	0	27,544		0
Third-party		1,564	0	1,563		0
Total operating revenues		9,933	0	29,107		0
Operation and maintenance expense		2,694	110	6,043		557
General and administrative expense		1,309	386	2,978		941
Incentive unit (income) expense		(75)	109	1,048		1,265
Equity compensation expense		144	13	356		28
Depreciation expense		2,820	195	5,923		761
Amortization of intangible assets		0	0	0		0
Other (income) expense		0		0
Total operating expenses		6,892	813	16,348		3,552
Operating income (loss)		3,041	(813)	12,759		(3,552)
Capital expenditures for segment assets		$ 23,759	$ 5,786	$ 86,653		$ 6,635

[1]	Financial statements for the periods presented have been retrospectively recast to reflect the acquisition of the Water Assets. See Note 2 for additional information.
[2]	General and administrative expenses include charges from Rice Energy of $3.6 million and $1.1 million for the three months ended September 30, 2015 and 2014, respectively, and $8.8 million and $6.2 million for the nine months ended September 30, 2015 and 2014, respectively.
[3]	Incentive unit expense was allocated from Rice Energy to the Partnership during the three and nine months ended September 30, 2014. In addition, incentive unit expense was allocated from Rice Energy to the Water Assets for the three and nine months ended September 30, 2014 and 2015.
[4]	Financial statements for the periods presented have been retrospectively recast to reflect the acquisition of the Water Assets. See Note 2 for additional information.
[5]	Equity compensation expense includes stock compensation expense allocated by Rice Energy of $0.1 million and $0.4 million for the three and nine months ended September 30, 2015, respectively, and stock compensation expense allocated by Rice Energy of $0.3 million and $0.4 million for the three and nine months ended September 30, 2014, respectively.